Supplement to the
Fidelity® New Markets Income Fund
Class A, Class M, Class C, Class I and Class Z
March 1, 2019
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

It is expected that Mr. Carlson will retire effective on or about December 31, 2019. At that time, he will no longer serve as a co-manager for the fund.

The following information supplements similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

It is expected that Mr. Carlson will retire effective on or about December 31, 2019. At that time, he will no longer serve as a co-manager for the fund.

ANMI-19-01 1.9896097.100	June 18, 2019

Supplement to the
Fidelity® New Markets Income Fund
March 1, 2019
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

It is expected that Mr. Carlson will retire effective on or about December 31, 2019. At that time, he will no longer serve as a co-manager for the fund.

The following information supplements similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

It is expected that Mr. Carlson will retire effective on or about December 31, 2019. At that time, he will no longer serve as a co-manager for the fund.

NMI-19-01 1.711501.124	June 18, 2019